UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

1919 Financial Services Fund
Class A | SBFAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.46%
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund A Shares returned +24.92% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
1919 Financial Services Fund	PAGE 1	TSR-AR-00777X850

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	24.92	7.37	9.24
Class A (with sales charge)	17.75	6.11	8.60
S&P 500 TR	25.02	14.53	13.10
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$122,670,964
Number of Holdings	43
Net Advisory Fee	$941,876
Portfolio Turnover	4%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2024)

Top Sectors	(%)
Financials	94.3%
Industrials	2.2%
Real Estate	1.9%
Cash & Other	1.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	5.6%
Visa Inc. Shares	4.9%
Coastal Financial Corp./WA	4.5%
Fiserv Inc.	4.3%
Bank of America Corp.	4.1%
Ameriprise Financial Inc.	4.0%
Intercontinental Exchange Inc.	3.8%
U.S. Bancorp	3.8%
QCR Holdings Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 2	TSR-AR-00777X850

1919 Financial Services Fund
Class C | SFSLX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.19%
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund C Shares returned +23.99% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
1919 Financial Services Fund	PAGE 1	TSR-AR-00777X843

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	23.99	6.60	8.47
Class C (with sales charge)	22.99	6.60	8.47
S&P 500 TR	25.02	14.53	13.10
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$122,670,964
Number of Holdings	43
Net Advisory Fee	$941,876
Portfolio Turnover	4%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2024)

Top Sectors	(%)
Financials	94.3%
Industrials	2.2%
Real Estate	1.9%
Cash & Other	1.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	5.6%
Visa Inc. Shares	4.9%
Coastal Financial Corp./WA	4.5%
Fiserv Inc.	4.3%
Bank of America Corp.	4.1%
Ameriprise Financial Inc.	4.0%
Intercontinental Exchange Inc.	3.8%
U.S. Bancorp	3.8%
QCR Holdings Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 2	TSR-AR-00777X843

1919 Financial Services Fund
Class I | LMRIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.21%
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund I Shares returned +25.21% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
1919 Financial Services Fund	PAGE 1	TSR-AR-00777X819

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	25.21	7.66	9.57
S&P 500 TR	25.02	14.53	13.10
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$122,670,964
Number of Holdings	43
Net Advisory Fee	$941,876
Portfolio Turnover	4%
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2024)

Top Sectors	(%)
Financials	94.3%
Industrials	2.2%
Real Estate	1.9%
Cash & Other	1.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	7.6%
Chubb Limited	5.6%
Visa Inc. Shares	4.9%
Coastal Financial Corp./WA	4.5%
Fiserv Inc.	4.3%
Bank of America Corp.	4.1%
Ameriprise Financial Inc.	4.0%
Intercontinental Exchange Inc.	3.8%
U.S. Bancorp	3.8%
QCR Holdings Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 2	TSR-AR-00777X819

1919 Socially Responsive Balanced Fund
Class A | SSIAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.95%
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-AR-00777X769

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.79	9.40	8.80
Class A (with sales charge)	9.13	8.12	8.15
S&P 500 TR	25.02	14.53	13.10
70% S&P 500/30% Bloomberg Capital Aggregate Blend	17.48	10.15	9.68
Visit https://1919funds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$886,469,392
Number of Holdings	216
Net Advisory Fee	$4,248,574
Portfolio Turnover	12%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2024)

Security Type	(%)
Common Stocks	66.1%
Corporate Bonds	18.0%
Short Term Investments	6.9%
U.S. Treasury Securities	6.2%
U.S. Government Agency Issues	1.7%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.0%
Collateralized Mortgage Obligations	0.1%
Cash & Other	0.3%

Top 10 Issuers	(%)
NVIDIA Corp.	4.7%
Microsoft Corp.	4.3%
Apple Inc.	4.3%
Fidelity Investments Money Market - Government Portfolio	4.2%
Alphabet Inc.	3.6%
Amazon.com Inc.	3.2%
Broadcom Inc.	2.4%
Netflix Inc.	2.2%
Eli Lilly & Co.	2.2%
Palo Alto Networks Inc.	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com.
1919 Socially Responsive Balanced Fund	PAGE 2	TSR-AR-00777X769

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 3	TSR-AR-00777X769

1919 Socially Responsive Balanced Fund
Class C | SESLX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.68%
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-AR-00777X751

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.98	8.63	8.02
Class C (with sales charge)	13.98	8.63	8.02
S&P 500 TR	25.02	14.53	13.10
70% S&P 500/30% Bloomberg Capital Aggregate Blend	17.48	10.15	9.68
Visit https://1919funds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$886,469,392
Number of Holdings	216
Net Advisory Fee	$4,248,574
Portfolio Turnover	12%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2024)

Security Type	(%)
Common Stocks	66.1%
Corporate Bonds	18.0%
Short Term Investments	6.9%
U.S. Treasury Securities	6.2%
U.S. Government Agency Issues	1.7%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.0%
Collateralized Mortgage Obligations	0.1%
Cash & Other	0.3%

Top 10 Issuers	(%)
NVIDIA Corp.	4.7%
Microsoft Corp.	4.3%
Apple Inc.	4.3%
Fidelity Investments Money Market - Government Portfolio	4.2%
Alphabet Inc.	3.6%
Amazon.com Inc.	3.2%
Broadcom Inc.	2.4%
Netflix Inc.	2.2%
Eli Lilly & Co.	2.2%
Palo Alto Networks Inc.	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com.
1919 Socially Responsive Balanced Fund	PAGE 2	TSR-AR-00777X751

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 3	TSR-AR-00777X751

1919 Socially Responsive Balanced Fund
Class I | LMRNX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.70%
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-AR-00777X744

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	16.09	9.69	9.09
S&P 500 TR	25.02	14.53	13.10
70% S&P 500/30% Bloomberg Capital Aggregate Blend	17.48	10.15	9.68
Visit https://1919funds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$886,469,392
Number of Holdings	216
Net Advisory Fee	$4,248,574
Portfolio Turnover	12%
Visit https://1919funds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2024)

Security Type	(%)
Common Stocks	66.1%
Corporate Bonds	18.0%
Short Term Investments	6.9%
U.S. Treasury Securities	6.2%
U.S. Government Agency Issues	1.7%
Mortgage Backed Securities	0.4%
Foreign Government Agency Issues	0.3%
Asset Backed Securities	0.0%
Collateralized Mortgage Obligations	0.1%
Cash & Other	0.3%

Top 10 Issuers	(%)
NVIDIA Corp.	4.7%
Microsoft Corp.	4.3%
Apple Inc.	4.3%
Fidelity Investments Money Market - Government Portfolio	4.2%
Alphabet Inc.	3.6%
Amazon.com Inc.	3.2%
Broadcom Inc.	2.4%
Netflix Inc.	2.2%
Eli Lilly & Co.	2.2%
Palo Alto Networks Inc.	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com.
1919 Socially Responsive Balanced Fund	PAGE 2	TSR-AR-00777X744

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 3	TSR-AR-00777X744

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” were provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

1919 Financial Services Fund

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$16,000	$12,650
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	N/A	N/A

1919 Socially Responsive Balanced Fund

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$19,000	$14,700
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1919 Financial Services Fund

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Socially Responsive Balanced Fund

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

1919 Financial Services Fund

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
Annual Financial Statements
December 31, 2024

1919 Financial Services Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 98.4%
Capital Markets - 7.0%
Ameriprise Financial Inc.	9,235	$4,916,991
CME Group Inc.	6,300	1,463,049
S&P Global Inc.	4,400	2,191,332
Total Capital Markets		8,571,372
Commercial Banks - 44.6%
Amalgamated Financial Corp.	18,500	619,195
Bancorp Inc.(a)	13,370	703,663
Bank of America Corp.	113,700	4,997,115
Banner Corp.	54,270	3,623,608
Coastal Financial Corp./WA(a)	65,000	5,519,149
Columbia Banking System Inc.	16,474	444,963
Community Bank System Inc.	11,500	709,320
Farmers & Merchants Bank of Long Beach	60	342,000
Fifth Third Bancorp	88,300	3,733,324
JPMorgan Chase & Co.	38,939	9,334,067
M&T Bank Corp.	14,400	2,707,344
PNC Financial Services Group Inc.	16,737	3,227,730
QCR Holdings Inc.	56,007	4,516,404
SmartFinancial Inc.	55,343	1,714,526
South State Corp.	24,075	2,394,981
Stock Yards Bancorp Inc.	45,473	3,256,322
U.S. Bancorp	97,285	4,653,142
Webster Financial Corp.	40,535	2,238,343
Total Commercial Banks		54,735,196
Diversified Financial Services - 7.4%
Charles Schwab Corp/The	32,596	2,412,430
Intercontinental Exchange Inc.	31,365	4,673,699
Voya Financial Inc.	28,682	1,974,182
Total Diversified Financial Services		9,060,311
Insurance - 20.7%
American Financial Group Inc.	25,530	3,495,823
Arch Capital Group Ltd.	5,841	539,416
Brown & Brown Inc.	40,501	4,131,912
Chubb Limited	24,948	6,893,133
First American Financial Corp.	11,000	686,840
Globe Life Inc.	12,172	1,357,421
Hanover Insurance Group Inc.	23,283	3,600,949
Marsh & McLennan Cos Inc.	11,708	2,486,896
Reinsurance Group of America Inc.	7,509	1,604,148
RLI Corp.	3,140	517,566
Total Insurance		25,314,104
IT Services - 14.6%
Fidelity National Information Services Inc.	25,952	2,096,143
Fiserv Inc.(a)	25,430	5,223,831
Global Payments Inc.	24,000	2,689,440

	Shares	Value
I3 Verticals Inc. Shares - Class A(a)	82,480	$1,900,339
Visa Inc. Shares - Class A	19,000	6,004,760
Total IT Services		17,914,513
Professional Services - 2.2%
Verisk Analytics Inc.	10,000	2,754,300
Total Professional Services		2,754,300
Real Estate Investment Trusts (REITs) - 1.9%
Simon Property Group LP	5,700	981,597
Terreno Realty Corp.	22,183	1,311,903
Total Real Estate Investment Trusts (REITs)		2,293,500
TOTAL COMMON STOCKS (Cost $46,421,522)		120,643,296
SHORT-TERM INVESTMENTS - 1.8%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.38%(b)	2,262,378	2,262,378
TOTAL SHORT-TERM INVESTMENTS (Cost $2,262,378)		2,262,378
TOTAL INVESTMENTS - 100.2% (Cost $48,683,900)		$122,905,674
Liabilities in Excess of Other Assets - (0.2)%		(234,710)
TOTAL NET ASSETS - 100.0%		$122,670,964

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

1919 Socially Responsive Balanced Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 66.1%
Capital Markets - 1.1%
S&P Global Inc.	19,490	$9,706,605
Communication Services - 5.6%
Alphabet Inc. - Class A	160,999	30,477,111
Netflix Inc.(a)	21,820	19,448,602
		49,925,713
Consumer Discretionary - 6.7%
Amazon.com Inc.(a)	125,198	27,467,189
Chipotle Mexican Grill Inc.(a)	166,295	10,027,589
Home Depot Inc/The	26,692	10,382,921
TJX Cos Inc.	92,151	11,132,762
		59,010,461
Consumer Staples - 3.3%
Costco Wholesale Corp.	14,967	13,713,812
Darling International Inc.(a)	66,294	2,233,445
Hershey Co.	42,368	7,175,021
PepsiCo Inc.	41,945	6,378,157
		29,500,435
Financials - 6.0%
Bank of America Corp.	338,944	14,896,589
Charles Schwab Corp/The	90,456	6,694,649
Chubb Limited	28,387	7,843,328
LPL Financial Holdings Inc.	18,408	6,010,396
M&T Bank Corp.	52,113	9,797,765
Reinsurance Group of America Inc.	38,343	8,191,215
		53,433,942
Health Care - 8.2%
AstraZeneca PLC	129,011	8,452,801
Boston Scientific Corp.(a)	170,955	15,269,701
Danaher Corp.	41,097	9,433,816
Eli Lilly & Co.	25,421	19,625,012
Thermo Fisher Scientific Inc.	19,913	10,359,340
UnitedHealth Group Inc.	18,219	9,216,263
		72,356,933
Industrials - 6.0%
Advanced Drainage Systems Inc.	63,764	7,371,119
Cintas Corp.	83,042	15,171,774
Eaton Corp. PLC	40,038	13,287,411
Old Dominion Freight Line Inc.	32,200	5,680,080
Rockwell Automation Inc.	22,879	6,538,589
Union Pacific Corp.	24,786	5,652,199
		53,701,172
Information Technology - 25.2%
Adobe Inc.(a)	14,617	6,499,888
Analog Devices Inc.	33,764	7,173,499

	Shares	Value
Apple Inc.	149,983	$37,558,743
Broadcom Inc.	91,092	21,118,769
Intuit Inc.	12,923	8,122,106
Microsoft Corp.	88,761	37,412,762
NVIDIA Corp.	311,405	41,818,576
Palo Alto Networks Inc.(a)	86,008	15,650,016
Salesforce.com Inc.	42,792	14,306,649
ServiceNow Inc.(a)	13,770	14,597,852
Visa Inc. - Class A	40,462	12,787,610
Workday Inc. - Class A(a)	26,692	6,887,337
		223,933,807
Materials - 1.4%
Linde PLC	18,007	7,538,991
Steel Dynamics Inc.	39,836	4,544,093
		12,083,084
Real Estate Investment Trusts (REITs) - 1.6%
Equinix Inc.	8,709	8,211,629
Prologis Inc.	58,256	6,157,659
		14,369,288
Utilities - 1.0%
American Water Works Co. Inc.	68,425	8,518,228
TOTAL COMMON STOCKS (Cost $272,341,107)		586,539,668
	Principal Amount
ASSET-BACKED SECURITIES - 0.0%(b)
World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.42%, 06/15/2026	$208,792	208,138
TOTAL ASSET-BACKED SECURITIES (Cost $208,790)		208,138
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	18,130	17,530
Government National Mortgage Association (GNMA), Series 2023-163, Class C, 5.00%, 09/20/2049	622,813	620,572
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $639,524)		638,102

The accompanying notes are an integral part of these financial statements.

2

1919 Socially Responsive Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Principal Amount	Value
CORPORATE BONDS - 18.0%
Communication Services - 1.7%
Alphabet Inc., 0.45%, 08/15/2025	$1,500,000	$1,464,650
AT&T Inc.
2.30%, 06/01/2027	1,350,000	1,274,313
4.35%, 03/01/2029	465,000	455,398
2.75%, 06/01/2031	1,250,000	1,088,035
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,590,083
5.65%, 06/15/2035	600,000	613,129
Netflix Inc., 5.40%, 08/15/2054	255,000	249,602
Verizon Communications Inc.
4.33%, 09/21/2028	777,000	762,754
3.88%, 02/08/2029	410,000	395,607
1.75%, 01/20/2031	1,325,000	1,092,624
4.50%, 08/10/2033	350,000	330,150
5.25%, 03/16/2037	335,000	327,428
Walt Disney Co/The
1.75%, 01/13/2026	1,550,000	1,509,223
2.20%, 01/13/2028	3,215,000	3,003,165
		15,156,161
Consumer Discretionary - 2.0%
Amazon.com Inc., 4.70%, 12/01/2032	905,000	900,055
California Endowment/The, 2.50%, 04/01/2051	1,700,000	1,013,511
Ford Foundation/The, 2.42%, 06/01/2050	1,000,000	589,882
Home Depot Inc/The, 1.50%, 09/15/2028	1,900,000	1,699,657
Honda Motor Co Ltd., 2.27%, 03/10/2025	6,150,000	6,121,797
Lowe’s Cos Inc., 1.30%, 04/15/2028	2,100,000	1,877,658
Starbucks Corp.
2.45%, 06/15/2026	250,000	242,610
2.25%, 03/12/2030	1,255,000	1,101,114
Target Corp., 4.50%, 09/15/2032	3,600,000	3,483,942
Toyota Motor Credit Corp., 1.13%, 06/18/2026	965,000	919,554
		17,949,780
Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	2,475,000	2,336,783
PepsiCo Inc.
3.90%, 07/18/2032	1,200,000	1,122,620
3.50%, 03/19/2040	575,000	465,622
Walmart Inc., 1.80%, 09/22/2031	2,700,000	2,254,670
		6,179,695

	Principal Amount	Value
Financials - 3.8%
Affiliated Managers Group Inc., 3.30%, 06/15/2030	$755,000	$692,086
Allstate Corp/The, 1.45%, 12/15/2030	1,345,000	1,097,089
Apollo Global Management Inc., 5.80%, 05/21/2054	2,375,000	2,389,993
Bank of America Corp.
3.37% to 01/23/2025 then 3 mo. Term SOFR + 1.07%, 01/23/2026(c)	550,000	549,495
5.38% (3 mo. Term SOFR + 1.02%), 09/15/2026(d)	1,602,000	1,604,659
4.18%, 11/25/2027	525,000	515,467
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037(c)	2,515,000	2,096,054
Bank of New York Mellon Corp/The, 1.60%, 04/24/2025	415,000	411,038
BlackRock Inc.
3.25%, 04/30/2029	455,000	429,979
2.40%, 04/30/2030	710,000	630,853
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,300,199
Citigroup Inc.
5.50%, 09/13/2025	325,000	326,426
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031(c)	1,500,000	1,308,411
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039(c)	570,000	543,936
Goldman Sachs Group Inc/The
3.50%, 11/16/2026	1,830,000	1,790,591
2.60%, 02/07/2030	1,250,000	1,107,533
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,463,420
Intercontinental Exchange Inc., 3.75%, 12/01/2025	500,000	496,765
MetLife Inc., 4.55%, 03/23/2030	660,000	651,256
PNC Financial Services Group Inc., 4.76% to 01/26/2026 then SOFR + 1.09%, 01/26/2027(c)	1,350,000	1,348,328
Prudential Financial Inc., 1.50%, 03/10/2026	1,570,000	1,515,579
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,326,492
Simon Property Group LP, 3.38%, 12/01/2027	510,000	494,050
State Street Corp.
3.55%, 08/18/2025	360,000	357,930
3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034(c)	1,000,000	901,965
Toronto-Dominion Bank/The
1.15%, 06/12/2025	1,175,000	1,157,322
5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034(c)	1,490,000	1,457,979

The accompanying notes are an integral part of these financial statements.

3

1919 Socially Responsive Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Principal Amount	Value
Corporate Bonds - (Continued)
Consumer Staples - (Continued)
Truist Financial Corp., 1.27% to 03/02/2026 then SOFR + 0.61%, 03/02/2027(c)	$2,675,000	$2,565,960
		32,530,855
Health Care - 2.2%
AbbVie Inc.
4.25%, 11/14/2028	600,000	591,021
4.40%, 11/06/2042	1,120,000	971,816
Amgen Inc., 3.00%, 02/22/2029	3,475,000	3,229,655
Anthem Inc., 2.88%, 09/15/2029	1,530,000	1,393,683
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	365,000	357,561
3.40%, 07/26/2029	725,000	684,743
1.45%, 11/13/2030	1,580,000	1,309,466
CVS Health Corp.
3.88%, 07/20/2025	910,000	904,450
4.78%, 03/25/2038	345,000	298,652
5.63%, 02/21/2053	3,445,000	3,062,322
Gilead Sciences Inc.
1.65%, 10/01/2030	1,700,000	1,423,313
4.60%, 09/01/2035	320,000	302,020
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,032,433
UnitedHealth Group Inc.
2.00%, 05/15/2030	1,600,000	1,379,883
3.50%, 08/15/2039	515,000	407,725
5.50%, 07/15/2044	2,500,000	2,431,389
		19,780,132
Industrials - 0.9%
Allegion US Holding Co. Inc., 5.41%, 07/01/2032	2,300,000	2,322,531
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,592,515
Johnson Controls International PLC, 1.75%, 09/15/2030	2,225,000	1,865,144
Xylem Inc./NY, 1.95%, 01/30/2028	1,785,000	1,637,271
		8,417,461
Information Technology - 2.9%
Adobe Inc., 2.15%, 02/01/2027	850,000	811,360
Autodesk Inc., 2.40%, 12/15/2031	3,775,000	3,174,275
Fortinet Inc., 1.00%, 03/15/2026	2,185,000	2,090,542
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	943,803
Intuit Inc., 5.50%, 09/15/2053	2,215,000	2,174,049

	Principal Amount	Value
Jabil Inc., 4.25%, 05/15/2027	$2,515,000	$2,480,942
Mastercard Inc.
3.30%, 03/26/2027	1,350,000	1,316,947
1.90%, 03/15/2031	4,000,000	3,384,848
Microsoft Corp., 4.20%, 11/03/2035	565,000	540,856
Oracle Corp., 5.38%, 09/27/2054	5,000,000	4,612,114
Salesforce.com Inc., 1.50%, 07/15/2028	2,135,000	1,918,955
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,055,867
		24,504,558
Materials - 0.6%
Dow Chemical Co., 5.60%, 02/15/2054	3,000,000	2,846,681
Nutrien Ltd., 4.20%, 04/01/2029	425,000	412,556
Steel Dynamics Inc., 5.38%, 08/15/2034	2,915,000	2,896,582
		6,155,819
Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle Inc., 1.05%, 07/15/2026	2,050,000	1,938,064
Prologis LP
2.25%, 04/15/2030	1,620,000	1,417,441
1.25%, 10/15/2030	3,000,000	2,459,783
5.25%, 03/15/2054	1,000,000	935,093
Realty Income Corp., 5.38%, 09/01/2054	2,500,000	2,379,423
Welltower Inc., 2.70%, 02/15/2027	1,600,000	1,537,878
		10,667,682
Utilities - 2.0%
Avangrid Inc., 3.80%, 06/01/2029	650,000	616,520
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	1,965,104
4.05%, 05/15/2048	1,480,000	1,192,239
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,724,786
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,660,488
Georgia Power Co., 3.25%, 04/01/2026	345,000	339,365
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,311,824
5.85%, 09/15/2054	2,200,000	2,243,260
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/2028	2,720,000	2,464,889
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	346,549

The accompanying notes are an integral part of these financial statements.

4

1919 Socially Responsive Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Principal Amount	Value
Corporate Bonds - (Continued)
Utilities - (Continued)
Union Electric Co.
2.63%, 03/15/2051	$1,280,000	$761,660
5.13%, 03/15/2055	1,450,000	1,332,443
		17,959,127
TOTAL CORPORATE BONDS (Cost $173,904,817)		159,301,270
FOREIGN GOVERNMENT AGENCY ISSUES - 0.3%
International Bank for Reconstruction & Development
0.63%, 04/22/2025	1,620,000	1,601,859
3.13%, 11/20/2025	930,000	919,366
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,548,896)		2,521,225
MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	30,343	29,307
Pool A35826, 5.00%, 07/01/2035	15,125	15,279
Pool G08112, 6.00%, 02/01/2036	29,399	30,547
Pool G02564, 6.50%, 01/01/2037	10,493	10,736
Pool G08179, 5.50%, 02/01/2037	9,239	9,319
Pool A65694, 6.00%, 09/01/2037	9,976	10,167
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	5	5
Pool 808156, 4.50%, 02/01/2035	5,421	5,236
Pool 891596, 5.50%, 06/01/2036	261	264
Pool 190375, 5.50%, 11/01/2036	1,653	1,673
Pool 916386, 6.00%, 05/01/2037	10,573	10,938
Pool 946594, 6.00%, 09/01/2037	14,805	15,326
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	139,646	130,416
Pool MA6572, 3.00%, 04/20/2035	334,826	312,702
Pool MA6740, 2.50%, 08/20/2035	518,420	472,198
Pool 550763, 5.00%, 12/15/2035	44,196	44,120
Pool 3922, 7.00%, 11/20/2036	8,958	9,216
Pool MA3873, 3.00%, 08/20/2046	717,323	631,375
Pool MA6409, 3.00%, 01/20/2050	429,087	374,047
Pool 2020-194, 1.00%, 06/16/2062	1,835,460	1,312,541
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,183,934)		3,425,412

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.7%
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	$2,125,000	$2,050,876
5.50%, 07/15/2036	125,000	133,129
Federal Home Loan Mortgage Corp (FHLMC)
6.75%, 09/15/2029	115,000	126,623
6.25%, 07/15/2032	380,000	421,686
Federal National Mortgage Association (FNMA)
0.50%, 11/07/2025	2,200,000	2,131,447
0.75%, 10/08/2027	2,270,000	2,060,459
6.25%, 05/15/2029	985,000	1,058,003
0.88%, 08/05/2030	8,670,000	7,161,853
6.63%, 11/15/2030	303,000	335,965
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $17,428,479)		15,480,041
U.S. TREASURY SECURITIES - 6.2%
United States Treasury Bonds
7.63%, 02/15/2025	345,000	346,345
6.88%, 08/15/2025	100,000	101,850
6.75%, 08/15/2026	90,000	93,690
6.50%, 11/15/2026	135,000	141,159
6.13%, 11/15/2027	675,000	708,987
5.50%, 08/15/2028	335,000	349,054
3.50%, 02/15/2039	573,000	502,942
4.38%, 11/15/2039	204,000	195,816
4.38%, 08/15/2043	6,750,000	6,360,557
4.50%, 02/15/2044	1,375,000	1,314,199
United States Treasury Notes
2.50%, 01/31/2025	10,300,000	10,284,762
3.00%, 10/31/2025	905,000	895,881
2.63%, 01/31/2026	1,625,000	1,597,642
2.13%, 05/31/2026	6,700,000	6,506,852
1.50%, 08/15/2026	2,110,000	2,020,078
2.00%, 11/15/2026	3,375,000	3,239,473
2.25%, 11/15/2027	2,200,000	2,080,160
2.75%, 02/15/2028	1,630,000	1,556,523
2.88%, 05/15/2028	3,500,000	3,343,457
2.88%, 08/15/2028	5,300,000	5,042,039
3.13%, 11/15/2028	2,900,000	2,775,277
1.50%, 02/15/2030	4,670,000	4,055,421
4.13%, 11/15/2032	1,200,000	1,170,703
TOTAL U.S. TREASURY SECURITIES (Cost $57,670,576)		54,682,867

The accompanying notes are an integral part of these financial statements.

5

1919 Socially Responsive Balanced Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 4.2%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.38%(e)	37,097,216	$37,097,216
	Principal Amount
U.S. Treasury Bills - 2.7%
4.12%, 01/07/2025(f)	$10,000,000	9,994,323
4.20%, 01/09/2025(f)	11,000,000	10,991,014
4.21%, 01/14/2025(f)	2,800,000	2,796,092
		23,781,429
TOTAL SHORT-TERM INVESTMENTS (Cost $60,875,858)		60,878,645
TOTAL INVESTMENTS - 99.7% (Cost $589,801,981)		$883,675,368
Other Assets in Excess of Liabilities - 0.3%		2,794,024
TOTAL NET ASSETS - 100.0%		$886,469,392

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Variable rate security. Reference rate and spread are included in the description.
(d)	Floating rate security.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

6

1919 Financial Services Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS:
Investments in securities at value (cost $48,683,900)	$122,905,674
Foreign currency at value (cost $18,177)	16,232
Receivable for Fund shares sold	7,533
Dividends and interest receivable	167,205
Prepaid expenses	40,924
Total assets	123,137,568
LIABILITIES:
Payable for Fund shares repurchased	154,819
Advisory fees payable	84,065
Distribution fees payable	43,862
Accrued other expenses	183,858
Total liabilities	466,604
NET ASSETS	$ 122,670,964
Components of Net Assets:
Paid-in capital	$45,916,741
Total distributable earnings	76,754,223
Net assets	$ 122,670,964
Class A:
Net assets	$69,090,440
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,381,540
Net Asset Value and Redemption Price	$29.01
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$30.78
Class C:
Net assets	$17,656,699
Shares Issued and Outstanding (unlimited shares authorized, no par value)	690,319
Net Asset Value, Redemption Price* and Offering Price Per Share	$25.58
Class I:
Net assets	$35,923,825
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,222,247
Net Asset Value, Redemption Price and Offering Price Per Share	$29.39

*	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 7).
The accompanying notes are an integral part of these financial statements.

7

1919 Socially Responsive Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS:
Investments in securities at value (cost $589,801,981)	$883,675,368
Receivable for Fund shares sold	2,304,581
Dividends and interest receivable	2,513,808
Prepaid expenses	48,840
Total assets	888,542,597
LIABILITIES:
Payable for Fund shares repurchased	698,896
Advisory fees payable	385,729
Distribution fees payable	494,470
Accrued other expenses	494,110
Total liabilities	2,073,205
NET ASSETS	$ 886,469,392
Components of Net Assets:
Paid-in capital	$602,254,097
Total distributable earnings	284,215,295
Net assets	$ 886,469,392
Class A:
Net assets	$271,178,152
Issued and outstanding (unlimited shares authorized, no par value)	8,606,309
Net Asset Value, Redemption Price and Offering Price Per Share	$31.51
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$33.43
Class C:
Net assets	$130,823,396
Issued and outstanding (unlimited shares authorized, no par value)	4,212,018
Net Asset Value, Redemption Price* and Offering Price Per Share	$31.06
Class I:
Net aAssets	$484,467,844
Issued and outstanding (unlimited shares authorized, no par value)	15,358,644
Net Asset Value, Redemption Price and Offering Price Per Share	$31.54

*	Redemption price per share is NAV of Class C shares reduced by a CDSC of up to 1.00%, contingent upon timing of redemption (See Note 3).
The accompanying notes are an integral part of these financial statements.

8

1919 Financial Services Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividend income	$2,471,626
Interest income	65,442
Total investment income	2,537,068
EXPENSES:
Advisory fees (Note 3)	941,876
Distribution fees (Note 6)	339,992
Transfer agent fees and expenses (Note 3 & Note 6)	191,427
Administration and fund accounting fees (Note 3)	84,636
Legal fees	44,587
Registration fees	41,903
Shareholder reporting fees	34,258
Audit fees	19,101
Trustees’ fees (Note 3)	18,833
Custody fees (Note 3)	16,555
Compliance fees (Note 3)	8,174
Insurance fees	7,498
Miscellaneous	11,363
Total expenses	1,760,203
Net investment income	776,865
Realized and Unrealized Gain(Loss)on Investments and Foreign Currency
Net realized gain on investments	10,583,883
Net change in unrealized appreciation/depreciation on:
Investments	14,643,526
Foreign currency	(1,377)
Net change in unrealized appreciation/depreciation	14,642,149
Net realized and unrealized gain on investments	25,226,032
Net Increase in Net Assets Resulting from Operations	$ 26,002,897

The accompanying notes are an integral part of these financial statements.

9

1919 Socially Responsive Balanced Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

Investment Income:
Dividend income (Net of foreign tax of $15,918)	$5,168,843
Interest income	8,238,771
Total Investment Income	13,407,614
Expenses:
Advisory fees (Note 3)	4,248,574
Distribution fees (Note 6)	1,911,998
Transfer agent fees and expenses (Note 3 & Note 6)	838,272
Administration and fund accounting fees (Note 3)	437,307
Shareholder reporting fees	71,368
Legal fees	64,110
Registration fees	57,311
Custody fees (Note 3)	44,044
Audit fees	20,798
Trustees’ fees (Note 3)	18,229
Insurance fees	16,023
Compliance fees (Note 3)	8,238
Miscellaneous fees	13,176
Total Expenses	7,749,448
Net Investment Income	5,658,166
Realized and Unrealized Gain on Investments
Net realized gain on investments	16,319,187
Net change in unrealized appreciation/depreciation on investments	98,235,687
Net realized and unrealized gain on investments	114,554,874
Net Increase in Net Assets Resulting from Operations	$120,213,040

The accompanying notes are an integral part of these financial statements.

10

1919 Financial Services Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$776,865	$1,435,411
Net realized gain on investments	10,583,883	14,010,795
Net change in unrealized appreciation/depreciation on investments	14,642,149	(18,989,642)
Net increase (decrease) in net assets resulting from operations	26,002,897	(3,543,436)
Distributions to shareholders (Note 5):
Class A	(6,740,317)	(6,079,021)
Class C	(1,810,721)	(2,042,301)
Class I	(3,614,965)	(4,110,118)
Total distributions to shareholders	(12,166,003)	(12,231,440)
Capital Transactions (Note 7):
Net proceeds from shares sold	7,732,727	14,772,392
Reinvestment of distributions	11,392,424	11,337,223
Cost of shares repurchased	(29,894,406)	(61,531,682)
Net decrease in net assets from capital transactions	(10,769,255)	(35,422,067)
Total Increase (Decrease) in Net Assets	3,067,639	(51,196,943)
Net Assets:
Beginning of year	119,603,325	170,800,268
End of year	$122,670,964	$119,603,325

The accompanying notes are an integral part of these financial statements.

11

1919 Socially Responsive Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,658,166	$4,448,806
Net realized gain (loss) on investments	16,319,187	(7,376,999)
Net change in unrealized appreciation/depreciation on investments	98,235,687	130,331,229
Net increase in net assets resulting from operations	120,213,040	127,403,036
Distributions to shareholders:
Class A	(1,626,356)	(1,240,067)
Class C	(74,381)	(41,376)
Class I	(3,906,570)	(3,208,908)
Total distributions to shareholders	(5,607,307)	(4,490,351)
Capital Transactions:
Net proceeds from shares sold:	156,812,323	103,862,438
Reinvestment of distributions:	5,149,333	4,128,880
Cost of shares repurchased:	(149,223,735)	(150,159,687)
Net increase (decrease) in net assets from capital transactions	12,737,921	(42,168,369)
Total Increase in Net Assets	127,343,654	80,744,316
Net Assets:
Beginning of year	759,125,738	678,381,422
End of year	$886,469,392	$759,125,738

The accompanying notes are an integral part of these financial statements.

12

1919 Financial Services Fund
FINANCIAL HIGHLIGHTS
Class A Shares
For a share of beneficial interest outstanding through each period presented:

	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$25.61	$28.14	$33.49	$26.87	$28.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.19	0.28	0.21	0.19	0.20
Net realized and unrealized gain (loss) on investments	6.29	(0.01)	(4.88)	8.05	(0.23)
Total Income (Loss) from Investment Operations	6.48	0.27	(4.67)	8.24	(0.03)
LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.34)	(0.24)	(0.15)	(0.25)
From net realized gain on investments	(2.87)	(2.46)	(0.44)	(1.47)	(1.12)
Total Distributions	(3.08)	(2.80)	(0.68)	(1.62)	(1.37)
Net Asset Value, End of Year	$29.01	$25.61	$28.14	$33.49	$26.87
Total Return[2]	24.92%	1.42%	(13.97)%	30.88%	0.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	69,090	$60,948	$73,800	$86,303	$67,047
Ratios to average net assets
Gross expenses	1.46%	1.46%	1.36%	1.36%	1.46%
Net Expenses[3]	1.46	1.46	1.36	1.36	1.46
Net investment income	0.70	1.09	0.69	0.59	0.86
Portfolio turnover rate[4]	4%	4%	4%	10%	2%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The Advisor agreed to limit the ratio of expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

[4]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

13

1919 Financial Services Fund
FINANCIAL HIGHLIGHTS
Class C Shares
For a share of beneficial interest outstanding through each period presented:

	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$22.87	$25.43	$30.27	$24.48	$25.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)	0.08	(0.01)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	5.59	(0.03)	(4.39)	7.30	(0.23)
Total Income (Loss) from Investment Operations	5.58	0.05	(4.40)	7.26	(0.20)
LESS DISTRIBUTIONS:
From net investment income	—	(0.15)	—	—	(0.02)
From net realized gain on investments	(2.87)	(2.46)	(0.44)	(1.47)	(1.12)
Total Distributions	(2.87)	(2.61)	(0.44)	(1.47)	(1.14)
Net Asset Value, End of Year	$25.58	$22.87	$25.43	$30.27	$24.48
Total Return[2]	23.99%	0.69%	(14.56)%	29.88%	(0.64)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$17,657	$19,146	$27,395	$36,122	$26,404
Ratios to average net assets
Gross expenses	2.19%	2.18%	2.08%	2.07%	2.16%
Net Expenses[3]	2.19	2.18	2.08	2.07	2.16
Net investment income (loss)	(0.04)	0.36	(0.04)	(0.12)	0.15
Portfolio turnover rate[4]	4%	4%	4%	10%	2%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The Advisor agreed to limit the ratio of expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

[4]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

14

1919 Financial Services Fund
FINANCIAL HIGHLIGHTS
Class I Shares
For a share of beneficial interest outstanding through each period presented:

	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$25.91	$28.44	$33.82	$27.18	$28.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.26	0.35	0.28	0.29	0.27
Net realized and unrealized gain (loss) on investments	6.37	(0.01)	(4.91)	8.11	(0.22)
Total Income (Loss) from Investment Operations	6.63	0.34	(4.63)	8.40	0.05
LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.41)	(0.31)	(0.29)	(0.31)
From net realized gain on investments	(2.87)	(2.46)	(0.44)	(1.47)	(1.12)
Total Distributions	(3.15)	(2.87)	(0.75)	(1.76)	(1.43)
Net Asset Value, End of Year	$29.39	$25.91	$28.44	$33.82	$27.18
Total Return[2]	25.21%	1.69%	(13.71)%	31.16%	0.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$35,924	$39,509	$69,605	$103,970	$67,346
Ratios to average net assets
Gross expenses	1.21%	1.18%	1.10%	1.09%	1.17%
Net Expenses[3]	1.21	1.18	1.10	1.09	1.17
Net investment income	0.95	1.34	0.93	0.87	1.14
Portfolio turnover rate[4]	4%	4%	4%	10%	2%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The Advisor agreed to limit the ratio of expenses, to 1.25% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

[4]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

15

1919 Socially Responsive Balanced Fund
FINANCIAL HIGHLIGHTS
Class A Shares
For a share of beneficial interest outstanding through each year presented.

	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$27.38	$23.01	$28.83	$24.69	$20.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.20	0.15	0.08	(0.00)(2)	0.05
Net realized and unrealized gain (loss) on investments	4.12	4.36	(5.85)	4.26	4.15
Total Income (Loss) from Investment Operations	4.32	4.51	(5.77)	4.26	4.20
LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.14)	(0.04)	(0.01)	(0.06)
From net realized gain on investments	—	—	(0.01)	(0.11)	0.00
Total Distributions	(0.19)	(0.14)	(0.05)	(0.12)	(0.06)
Net Asset Value, End of Year	$31.51	$27.38	$23.01	$28.83	$24.69
Total Return(3)	15.79%	19.66%	(20.00)%	17.26%	20.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$271,178	$240,209	$209,003	$264,785	$190,180
Ratios to average net assets
Gross expenses	0.95%	0.98%	0.97%	0.96%	1.16%
Net expenses(4)(5)	0.95	0.98	0.97	0.96	1.16
Net investment income	0.65	0.61	0.31	(0.01)	0.25
Portfolio turnover rate(6)	12%	10%	13%	9%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $(0.01) per share.
[3]
Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
The advisor agreed to limit the ratio of expenses to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

16

1919 Socially Responsive Balanced Fund
FINANCIAL HIGHLIGHTS
Class C Shares
For a share of beneficial interest outstanding through each year presented.

	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$27.03	$22.76	$28.69	$24.73	$20.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.02)	(0.03)	(0.10)	(0.19)	(0.09)
Net realized and unrealized gain (loss) on investments	4.07	4.31	(5.82)	4.26	4.17
Total Income (Loss) from Investment Operations	4.05	4.28	(5.92)	4.07	4.08
LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.01)	—	—	(0.02)
From net realized gain on investments	—	—	(0.01)	(0.11)	—
Total Distributions	(0.02)	(0.01)	(0.01)	(0.11)	(0.02)
Net Asset Value, End of Year	$31.06	$27.03	$22.76	$28.69	$24.73
Total Return(2)	14.98%	18.80%	(20.62)%	16.46%	19.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$130,823	$113,754	$107,014	$133,861	$59,784
Ratios to average net assets
Gross expenses	1.68%	1.70%	1.70%	1.68%	1.82%
Net expenses(3)(4)	1.68	1.7	1.70	1.68	1.82
Net investment loss	(0.08)	(0.11)	(0.42)	(0.72)	(0.40)
Portfolio turnover rate(5)	12%	10%	13%	9%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The advisor agreed to limit the ratio of expenses to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

17

1919 Socially Responsive Balanced Fund
FINANCIAL HIGHLIGHTS
Class I Shares
For a share of beneficial interest outstanding through each year presented.

	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$27.40	$23.04	$28.88	$24.70	$20.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.27	0.22	0.14	0.07	0.13
Net realized and unrealized gain (loss) on investments	4.13	4.36	(5.87)	4.26	4.15
Total Income (Loss) from Investment Operations	4.40	4.58	(5.73)	4.33	4.28
LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.22)	(0.10)	(0.04)	(0.12)
From net realized gain on investments	—	—	(0.01)	(0.11)	—
Total Distributions	(0.26)	(0.22)	(0.11)	(0.15)	(0.12)
Net Asset Value, End of Year	$31.54	$27.40	$23.04	$28.88	$24.70
Total Return(2)	16.09%	19.95%	(19.82)%	17.61%	20.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$484,468	$405,163	$362,364	$520,504	$240,316
Ratios to average net assets
Gross expenses	0.70%	0.72%	0.72%	0.71%	0.83%
Net expenses(3)(4)	0.70	0.72	0.72	0.71	0.83
Net investment income	0.90	0.87	0.55	0.26	0.59
Portfolio turnover rate(5)	12%	10%	13%	9%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
The advisor agreed to limit the ratio of expenses to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2026 without the Board of Trustees’ consent. See Note 3.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

18

1919 Funds
Notes to Financial Statements
December 31, 2024
NOTE 1 – ORGANIZATION
The 1919 Financial Services Fund (the “Financial Services Fund”) and 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund”, each a Fund and together, the “Funds”) are each a separate series of the Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Financial Services Fund and Socially Responsive Fund are each registered as a diversified series.
The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.
The Funds are the successor to the 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund (the “Predecessor Funds”), a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds does not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments.
These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

19

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investment in each category investment type as of December 31, 2024:
Financial Services Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$120,643,296	$—	$—	$120,643,296
Total long-term investments	120,643,296	—	—	120,643,296
Short-term investment	2,262,378	—	—	2,262,378
Total long-term investments	$122,905,674	$—	$—	$122,905,674

SociallyResponsive Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$586,539,668	$—	$—	$586,539,668
Asset Backed Securities	—	208,138	—	208,138
Collateralized Mortgage Obligations	—	638,102	—	638,102
Corporate Bonds	−	159,301,270	—	159,301,270
Foreign Government Agency Issues	—	2,521,225	—	2,521,225
Mortgage Backed Securities	—	3,425,412	—	3,425,412
U.S. Government Agency Issues	—	15,480,041	—	15,480,041
U.S. Treasury Securities	—	54,682,867	—	54,682,867
Total long-term investments	586,539,668	236,257,055	—	822,796,723
Short-term investment
Money Market Funds	37,097,216	—	—	37,097,216
U.S. Treasury Bills	—	23,781,429	—	23,781,429
Total short-term investments	37,097,216	23,781,429	—	60,878,645
Total investments	$623,636,884	$260,038,484	$—	$883,675,368

*	See Schedule of investments for additional detailed categorizations.

20

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
B.
Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2024, the Financial Services Fund held foreign currency and securities.
C.
REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

D.
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E.
Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

F.
Indemnifications In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

G.
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

21

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
H.
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds.
Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Advisor has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2026, but may be terminated or amended at any time by the Board upon 60 days’ notice to the Advisor or by the Advisor with consent of the Board. These arrangements, however, may be modified by the Advisor to decrease total annual operating expenses at any time.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36-month period from the month the Advisor earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the limits described above. The amounts waived, if any, are detailed on each Fund’s Statement of operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds’ custodian and provides compliance services to the Funds. Quasar

22

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
Distributors, LLC (“Quasar”) serves as the Funds’ distributor and principal underwriter. For the year ended, December 31, 2024, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	Financial Services Fund	Socially Responsive Fund
Administration & fund accounting	$84,636	$437,307
Custody	16,555	44,044
Transfer agent*	92,013	259,898
Compliance	8,174	8,238

*	Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.
At December 31, 2024, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Financial Services Fund	Socially Responsive Fund
Administration & fund accounting	$36,586	$187,425
Custody	5,439	15,215
Transfer agent	17,266	110,070
Compliance	3,334	3,364

The above payable amounts are included in Accrued other expenses in each Fund’s Statement of assets and liabilities.
The Independent Trustees in total were paid $37,062 for their services and reimbursement of travel expenses during the year ended December 31, 2024. The Funds pay no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follow:
Financial Services Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$5,118,001	$ —
Sales	26,586,921	—

Socially Responsive Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$87,954,944	$7,831,867
Sales	117,476,323	3,459,529

23

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At December 31, 2024, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$48,727,582	$590,236,241
Gross tax unrealized appreciation	75,180,330	319,156,629
Gross tax unrealized depreciation	(986,006)	(25,717,502)
Net tax unrealized appreciation/depreciation on investment	74,194,324	293,439,127
Undistributed ordinary income	78,779	522,185
Undistributed long-term capital gains	2,521,311	—
Capital loss carry forwards	—	(9,710,745)
Other book/tax temporary differences*	(40,191)	(35,272)
Total distributable earnings (loss)	$76,754,223	$284,215,295

*	Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
Financial Services Fund	$—	$—
Socially Responsive Fund	4,538	(4,538)

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023, for each Fund was as follows:

Financial Services Fund	Year Ended December 31,
	2024	2023
Distribution Paid From:
Ordinary Income	$903,622	$1,479,612
Net Long Term Capital Gains	11,262,381	10,751,828
Total	$ 12,166,003	$12,231,440

Socially Responsive Fund	Year Ended December 31,
	2024	2023
Distribution Paid From:
Ordinary Income	$5,607,307	$4,490,351
Net Long Term Capital Gains	—	—
Total	$5,607,307	$4,490,351

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the fiscal following fiscal year for tax purposes. As of December 31, 2024, the Funds did not have any late year or post October losses.

24

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
As of December 31, 2024, the Funds have capital loss carry forward amounts (“CLCFs”) as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

	Financial Services Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	$ —	$(8,942,463)
Capital Loss Carryovers — Long-Term	—	(768,282)
Total	$—	$(9,710,745)

NOTE 6 – CLASS SPECIFIC EXPENSES
The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A Service	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Socially Responsive Fund	0.25%	0.25%	0.75%

For the year ended December 31, 2024, class specific expenses were as follows:

Financial Services Fund	Distribution Fees	Transfer Agent Fees
Class A	$157,577	$53,823
Class C	182,415	12,323
Class I	—	29,268
Total	$339,992	$95,414

Socially Responsive Fund	Distribution Fees	Transfer Agent Fees
Class A	$657,135	$185,185
Class C	1,254,863	63,574
Class I	—	329,615
Total	$1,911,998	$578,374

NOTE 7 – SHARES OF BENEFICIAL INTEREST
The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
Financial Services Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	191,632	$5,591,538	314,477	$8,171,207
Shares issued on reinvestment	211,485	6,327,649	234,549	5,739,416

25

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Financial Services Fund	Shares	Amount	Shares	Amount
Shares repurchased	(401,247)	(11,044,716)	(791,542)	(20,026,828)
Net increase (decrease)	1,870	$874,471	(242,516)	$(6,116,205)
Class C
Shares sold	13,152	$313,318	44,613	$1,088,944
Shares issued on reinvestment	66,303	1,749,729	88,773	1,940,567
Shares repurchased	(226,467)	(5,671,480)	(373,394)	(8,777,547)
Net decrease	(147,012)	$(3,608,433)	(240,008)	$(5,748,036)
Class I
Shares sold	64,121	$1,827,871	208,549	$5,512,241
Shares issued on reinvestment	109,371	3,315,046	147,767	3,657,240
Shares repurchased	(476,277)	(13,178,210)	(1,278,999)	(32,727,307)
Net decrease	(302,785)	$(8,035,293)	(922,683)	$(23,557,826)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Socially Responsive Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	1,191,436	$36,018,519	846,546	$21,086,653
Shares issued on reinvestment	50,546	1,551,007	47,409	1,180,725
Shares repurchased	(1,410,003)	(42,761,201)	(1,204,671)	(29,881,680)
Net decrease	(168,021)	$(5,191,675)	(310,716)	$(7,614,302)
Class C
Shares sold	592,751	$17,589,504	402,970	$9,972,971
Shares issued on reinvestment	2,356	68,225	1,408	38,068
Shares repurchased	(590,819)	(17,569,208)	(897,938)	(21,979,739)
Net increase (decrease)	4,288	$88,521	(493,560)	$(11,968,700)
Class I
Shares sold	3,407,315	$103,204,300	2,920,234	$72,802,814
Shares issued on reinvestment	114,767	3,530,101	116,541	2,910,087
Shares repurchased	(2,948,078)	(88,893,326)	(3,980,380)	(98,298,268)
Net increase (decrease)	574,004	$17,841,075	(943,605)	$(22,585,367)

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

26

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
For the year ended December 31, 2024, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund and Socially Responsive Fund. In addition, for the year ended December 31, 2024, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$158
Socially Responsive Fund	N/A	5,342

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the1940 Act. As of December 31, 2024, Charles Schwab held approximately 27% of the outstanding shares of the Financial Services Fund, for the benefit of their shareholders.
NOTE 9 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to December 31, 2024, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in each Fund, each of which may adversely affect each Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
A.
Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

B.
Foreign investment risk. The Financial Services Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

C.
Fixed income securities risk. The Socially Responsive Fund’s investment in certain debt and fixed income securities share three principal risks: 1) the level of interest income generated by fixed income investments may decline due to a decrease in market interest rates; 2) values fluctuate with changes in interest rates; and 3) certain fixed income securities are subject to credit risk.

D.
Mortgage-backed and asset-backed securities risk. The Socially Responsive Fund’s investment in mortgage-backed securities (MBS) and asset-backed securities (ABS) are subject to credit, interest rate, prepayment, and extension risks. These securities may be illiquid and hard to value in declining markets. Changes in interest or prepayment rates may cause large and sudden price movements. Certain MBS and ABS may result in the Socially Responsive Fund becoming the holder of underlying assets it could not otherwise purchase, potentially making then difficult to dispose of due to adverse market conditions.

27

1919 Funds
Notes to Financial Statements
December 31, 2024(Continued)
NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.

28

1919 FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of 1919 Financial Services Fund and 1919 Socially Responsive
Balanced Fund and Board of Directors of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund, each a series of Advisor Managed Portfolios (formerly Trust for Advised Portfolios) (the “Funds”) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

29

1919 Funds
Other information
QUARTERLY PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.
PROXY VOTING
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at (844) 828-1919 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds files their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
TAX INFORMATION
For the fiscal period ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Percentage
Financial Services Fund	100.00%
Socially Responsive Fund	88.56%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2024, is as follows:

Percentage
Financial Services Fund	100.00%
Socially Responsive Fund	77.46%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the year ended December 31, 2024, by the Funds is as follows:

Percentage
Financial Services Fund	12.53%
Socially Responsive Fund	0.00%

Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on November 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) with 1919 Investment Counsel (the “Advisor”) for 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund (each, a “Fund” and collectively, the “Funds”).
In advance of the Meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement, including information about the portfolio managers, the resources of the Advisor, and each Fund’s performance and advisory fee. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Funds. The Board and its committees met regularly during the year and the information provided and topics discussed

30

1919 Funds
Other information(Continued)
at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss each Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered each Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark indexes.

1919 Financial Services Fund
The Board considered that the Fund underperformed the S&P 500 Financials Index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board also considered that the Fund underperformed its focused peer group for the three-, five- and ten-year periods ended September 30, 2024, but outperformed for the one-year period ended September 30, 2024. The Board also considered that the Fund outperformed the larger peer group over the ten-year period ended September 30, 2024, but underperformed over the one-, three- and five-year periods ended September 30, 2024.
1919 Socially Responsive Balanced Fund
The Board considered that the Fund outperformed the blended S&P 500 (70%) and Bloomberg U.S. Aggregate Bond Index (30%) for the one-year period and underperformed for the three-, five- and ten-year periods ended June 30, 2024. The Board also considered that the Fund outperformed its peer groups for the one-, five- and ten-year periods ended September 30, 2024. The Board noted the Fund outperformed the larger peer group over the three-year period ended September 30, 2024, but underperformed the focused peer group over the same period.
•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by each Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce each Fund’s expenses, the Advisor had agreed to maintain contractual annual expense limitations for each Fund’s share classes.

31

1919 Funds
Other information(Continued)
1919 Financial Services Fund
The Trustees noted that the advisory fee was slightly below the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was higher than both focused peer group average and the large peer group average and was in the second quartile of the peer groups out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
1919 Socially Responsive Balanced Fund
The Trustees noted that the advisory fee was below the focused peer group average and was in the third quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was below both the focused peer group average and the large peer group average and was in the third quartile of the peer groups out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
•
In considering whether economies of scale have been achieved, the Trustees reviewed each Fund’s fee structure, the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of each Fund. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of the Advisor from managing each Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Funds. The Trustees concluded that the Advisor’s profits from managing each Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support each Fund.

32

1919 Funds
Other information(Continued)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

33

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/10/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	3/10/2025